UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/01

Check here if Amendment [ ] ; Amendment Number:  ___
This Amendment (Check only one.):       [ ]  is a restatement
                                        [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VIII Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Douglas M. Leone  Menlo Park, California    07/31/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     9
Form 13F Information Table Value Total:     $177,762
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       SC VIII MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                           AS OF 06/30/01



                                                                                                                Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other     ------------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers   Sole       Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------   ------------------------
ARIBA                        COMMON      04033V104          394          71,604  SH       SOLE               71,604
CISCO SYSTEMS                COMMON      17275R102        1,300          71,438  SH       SOLE               71,438
EBAY                         COMMON      278642103       21,668         316,374  SH       SOLE              316,374
INTERNET CAPITAL GROUP       COMMON      46059C106          167          83,729  SH       SOLE               83,729
MP3.COM                      COMMON      62473M109       44,279       9,129,731  SH       SOLE            9,129,731
NEXTCARD                     COMMON      65332K107       20,259       1,833,381  SH       SOLE            1,833,381
SABA SOFTWARE                COMMON      784932105       68,540       4,176,742  SH       SOLE            4,176,742
VA LINUX                     COMMON      91819B105       14,669       4,191,093  SH       SOLE            4,191,093
YAHOO                        COMMON      984332106        6,486         324,445  SH       SOLE              324,445
                                         TOTAL          177,762